Segment Information - Revenue by Service/Product Solution (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue from External Customer [Line Items]
Services	$ 356.5	$ 352.9	$ 693.2	$ 694.5
Products	223.5	291.6	396.4	524.8
Total net sales	580.0	644.5	1,089.6	1,219.3
Financial Self Service And Security [Member]
Revenue from External Customer [Line Items]
Total net sales	564.3	642.8	1,071.9	1,207.3
Financial Self-Service [Member]
Revenue from External Customer [Line Items]
Services	304.6	299.0	593.9	590.2
Products	188.5	268.9	345.7	472.7
Total net sales	493.1	567.9	939.6	1,062.9
Security [Member]
Revenue from External Customer [Line Items]
Services	51.9	53.9	99.3	104.3
Products	19.3	21.0	33.0	40.1
Total net sales	71.2	74.9	132.3	144.4
Brazil Other [Member]
Revenue from External Customer [Line Items]
Total net sales	$ 15.7	$ 1.7	$ 17.7	$ 12.0